Note 5 - Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other receivables [text block]
	December 31,	December 31,
	2024	2023
GST receivables	$494	$1,071
Grant receivables	570	—
Other	246	10
	$1,310	$1,081